TRADE RECEIVABLES AND NOTES RECEIVABLES - Ageing analysis of trade receivables (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
TRADE AND NOTES RECEIVABLES
Trade receivables	¥ 3,066,654	¥ 4,753,210
Cost
TRADE AND NOTES RECEIVABLES
Trade receivables	4,025,441	5,687,100
Cost | Within 1 year
TRADE AND NOTES RECEIVABLES
Trade receivables	2,367,787	2,984,665
Cost | Between 1 and 2 years
TRADE AND NOTES RECEIVABLES
Trade receivables	153,161	1,031,050
Cost | Between 2 and 3 years
TRADE AND NOTES RECEIVABLES
Trade receivables	225,796	183,288
Cost | Over 3 years
TRADE AND NOTES RECEIVABLES
Trade receivables	1,278,697	1,488,097
Accumulated Impairment
TRADE AND NOTES RECEIVABLES
Less: impairment allowance	¥ (958,787)	¥ (933,890)	¥ (715,597)	¥ (659,261)